Reorganization Items - Schedule of Reorganization Items (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Feb. 10, 2016	Jun. 30, 2016	Jun. 30, 2016	Dec. 31, 2015
Reorganization Items [Line Items]
Professional fees		$ 487	$ 641
Reorganization Items		$ 487	$ 641
Predecessor
Reorganization Items [Line Items]
Professional fees	$ 22,716			$ 2,225 [1]
Net gain on settlement of LSTC	(1,630,025)
Fresh-start adjustments	2,060,232
Reorganization Items	$ 452,923			$ 39,354

[1]	For the year ended December 31, 2015, cash payments for reorganization items totaled $0.0 million.